Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plans

NOTE 14—BENEFIT PLANS

Prior to January 1, 2013, the Company maintained a funded non-qualified deferred compensation program for its senior executives pursuant to which it paid additional compensation equal to 10% of the senior executive’s annual cash compensation. The Company directed this additional cash compensation first into the senior executive’s individual retirement account, up to the legal limit, with the remainder directed into a trust. Distributions from the applicable trust are made upon or shortly after the executive reaches age 70, disability, death, or earlier election by the executive after age 60. Prior to January 1, 2012, the Company paid certain non-executive employees additional cash contributions to the employee’s individual retirement account in amounts that were determined at management’s discretion. No contributions were made into this program for the year ended December 31, 2014 and 2013.

On October 1, 2013, the Company established company-owned life insurance policies (“COLI”) for its senior executives pursuant to which it pays additional cash compensation equal to 10% of the senior executive’s annual cash compensation. The Company’s variable life COLI policies are intended to be a long-term funding source for deferred compensation and supplemental retirement plan obligations. The Company’s COLI investments are recorded at their cash surrender value and as of December 31, 2014 and 2013 were $395 and $43, respectively. The Company recognized deferred compensation expense of $329 and $43 for the years ended December 31, 2014 and 2013 related to COLI. COLI income related to the Company’s investments is included in general and administrative expenses in the consolidated statements of operations and was not significant for the years ended December 31, 2014 and 2013.

In 2012, the Company began sponsoring a defined contribution retirement plan for its eligible employees (the “401(k) Plan”). Employees are eligible to participate in the 401(k) Plan at the beginning of the fiscal quarter following the completion of one year of service. The Company’s matching contribution varies based on how much compensation the employee elects to contribute up to a maximum of 5% of eligible compensation. The Company’s matching contribution is invested identically to employee contributions and vests immediately in the participant accounts. Aggregate contributions to all such plans in cash amounted to $1,734, $583 and $643 for the years ended December 31, 2014, 2013 and 2012, respectively.